Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		12 Months Ended											12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer concentration risk [Member]	Dec. 31, 2011 Customer concentration risk [Member]	Dec. 31, 2010 Customer concentration risk [Member]	Dec. 31, 2012 Customer concentration risk [Member] North American Lab [Member]	Dec. 31, 2011 Customer concentration risk [Member] North American Lab [Member]	Dec. 31, 2010 Customer concentration risk [Member] North American Lab [Member]	Dec. 31, 2012 Customer concentration risk [Member] European Lab [Member]	Dec. 31, 2011 Customer concentration risk [Member] European Lab [Member]	Dec. 31, 2010 Customer concentration risk [Member] European Lab [Member]	Dec. 31, 2012 Chemical supply agreement [Member]	Dec. 31, 2011 Chemical supply agreement [Member]	Dec. 31, 2012 European Chemical Distribution Agreement with Merck [Member] Customer concentration risk [Member]	Dec. 31, 2012 European Chemical Distribution Agreement with Merck [Member] Chemical supply agreement [Member]	Dec. 31, 2012 North American Chemical Distribution Agreement with Merck [Member] Customer concentration risk [Member]	Dec. 31, 2012 Executive officer [Member]
Commitment And Contingencies [Line Items]
Lease extension		15 years
Net amortizable intangible asset	$ 1,104.1	$ 1,104.1	$ 1,138.4										$ 11.3	$ 18.5		$ 11.3
Period of cash severance payments																		12 months
Aggregate potential payments under employment agreements																		8.7
Cash severance payments		5.2
Period of cash severance payments, description		Cash severance payments in the amount of $5.2 million, payable in equal installments over 12 months and (2) payment of continued health benefits for a period of 18 months, in exchange for a general release of all claims, including all obligations under his employment agreement, to the Company and for agreeing to provide consulting services to the Company for six months
Aggregate purchase of equity	$ 9.1
Product distribution agreement initial term															5 years		5 years
Product distribution agreement renewal term															5 years		5 years
Agreement expiration date				April 2014
Percentage of sales, net				10.00%	10.00%	11.00%	10.00%	10.00%	10.00%	25.00%	25.00%	25.00%